Fair Value Measurements - Common stock warrant liability (Details) $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance at beginning	$ 1
Change in fair value	879
Conversion of common stock warrants to common stock in connection with the closing of the Merger	$ (880)